Financial income and expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 15, 2018	Jan. 15, 2018	Dec. 15, 2017	Jun. 15, 2017	Feb. 15, 2017	Aug. 05, 2016
Analysis of income and expense [Line Items]
Interest income	$ 5	$ 3	$ 5
Interest income on related party loans (refer to note 20)	17	17	17
Net gain in fair value of derivatives	0	29	134
Net foreign currency exchange gain	24	0	13
Financial income	46	49	169
Amortization of:
Transaction costs	(16)	(17)	(28)
Fair value adjustment of acquired notes	(1)	1	2
Embedded derivatives	6	7	8
Net loss in fair value of derivatives	(245)	0	0
Net foreign currency exchange loss	0	(44)	0
Loss on extinguishment of debt	(3)	(67)	(168)
Other	(6)	(13)	(12)
Financial expenses	(865)	(750)	(1,042)
Net financial income (expenses)	(819)	(701)	(873)
Securitization Facility
Analysis of income and expense [Line Items]
Interest expense	(16)	(13)	(9)
Credit Agreement
Analysis of income and expense [Line Items]
Interest expense	$ (166)	(146)	(119)
7.125% Senior Secured Notes due 2019
Analysis of income and expense [Line Items]
Interest rate	7.125%
Interest expense	$ 0	0	(26)
7.875% Senior Secured Notes due 2019
Analysis of income and expense [Line Items]
Interest rate	7.875%
Interest expense	$ 0	$ 0	(27)
5.750% Senior Secured Notes due 2020
Analysis of income and expense [Line Items]
Interest rate	5.75%	5.75%				5.75%
Interest expense	$ (180)	$ (186)	(186)
6.875% Senior Secured Notes due 2021
Analysis of income and expense [Line Items]
Interest rate	6.875%			6.875%
Interest expense	$ (26)	(44)	(65)
Amortization of:
Redemption premium	3
Floating Rate Senior Secured Notes due 2021
Analysis of income and expense [Line Items]
Interest expense	$ (35)	(35)	$ (16)
5.125% Senior Secured Notes due 2023
Analysis of income and expense [Line Items]
Interest rate	5.125%		5.125%						5.125%
Interest expense	$ (82)	(82)	$ (41)
8.500% Senior Notes due 2018
Analysis of income and expense [Line Items]
Interest rate	8.50%
Interest expense	$ 0	0	(28)
9.000% Senior Notes due 2019
Analysis of income and expense [Line Items]
Interest rate	9.00%
Interest expense	$ 0	0	(28)
9.875% Senior Notes due 2019
Analysis of income and expense [Line Items]
Interest rate	9.875%
Interest expense	$ 0	$ 0	(83)
8.250% Senior Notes due 2021
Analysis of income and expense [Line Items]
Interest rate	8.25%	8.25%						8.25%
Interest expense	$ 0	$ (4)	$ (75)
7.000% Senior Notes due 2024
Analysis of income and expense [Line Items]
Interest rate	7.00%		7.00%
Interest expense	$ (56)	(56)	$ (29)
5.625% Senior Notes due 2016
Analysis of income and expense [Line Items]
Interest rate	5.625%
Interest expense	$ 0	0	(30)
6.000% Senior Subordinated Notes due 2017
Analysis of income and expense [Line Items]
Interest rate	6.00%
Interest expense	$ 0	0	(18)
8.125% Debentures due 2017
Analysis of income and expense [Line Items]
Interest rate	8.125%						8.125%
Interest expense	$ 0	(11)	(24)
6.400% Notes due 2018
Analysis of income and expense [Line Items]
Interest rate	6.40%				6.40%
Interest expense	$ 0	(1)	(1)
7.950% Debentures due 2025
Analysis of income and expense [Line Items]
Interest rate	7.95%
Interest expense	$ (22)	(22)	(22)
8.375% Debentures due 2027
Analysis of income and expense [Line Items]
Interest rate	8.375%
Interest expense	$ (17)	(17)	(17)
Reynolds Notes, 8.25% Senior Notes 8.250%, Credit Agreement refinancing and 2017 Securitization Facility refinancing
Amortization of:
Write-off of unamortized transaction costs and embedded derivatives		56
Reynolds Notes, 8.250% Senior Notes and 5.750% Senior Secured Notes due 2020
Amortization of:
Redemption premium		$ 11
Certain senior secured notes and senior notes
Amortization of:
Write-off of unamortized transaction costs and embedded derivatives			43
Redemption premium			$ 125